UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Accumulative Fund (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.0%
Under Armour, Inc., Class A(A)	820	$13,407

Casinos & Gaming – 0.9%
Wynn Resorts Ltd.	65	11,853

Footwear – 0.8%
Deckers Outdoor Corp.(A)	115	10,354

Homefurnishing Retail – 0.4%
At Home Group, Inc.(A)	175	5,607

Leisure Facilities – 1.5%
Vail Resorts, Inc.	93	20,618

Movies & Entertainment – 3.2%
Walt Disney Co. (The)	435	43,691

Restaurants – 7.0%
Chipotle Mexican Grill, Inc., Class A(A)	45	14,540
McDonalds Corp.	190	29,712
Starbucks Corp.(B)	575	33,287
YUM! Brands, Inc.	390	16,185

		93,724

Total Consumer Discretionary – 14.8%		199,254

Consumer Staples
Food Distributors – 0.6%
U.S. Foods Holding Corp.(A)	250	8,193

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	145	27,322

Packaged Foods & Meats – 4.3%
Hershey Foods Corp.	135	13,359
Kellogg Co.	210	13,652
Kraft Foods Group, Inc.	185	11,524
Mondelez International, Inc., Class A	475	19,822

		58,357

Soft Drinks – 1.7%
PepsiCo, Inc.	210	22,921

Tobacco – 1.2%
Altria Group, Inc.	250	15,580

Total Consumer Staples – 9.8%		132,373

Energy
Oil & Gas Equipment & Services – 3.4%
Halliburton Co.	510	23,939
Schlumberger Ltd.	340	22,025

		45,964

Oil & Gas Exploration & Production – 2.7%
ConocoPhillips	300	17,787
Pioneer Natural Resources Co.	105	18,037

		35,824

Total Energy – 6.1%		81,788

Financials
Diversified Banks – 2.3%
Bank of America Corp.	1,025	30,740

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	415	28,012
JPMorgan Chase & Co.	240	26,393

		54,405

Regional Banks – 2.9%
First Republic Bank	95	8,798
PNC Financial Services Group, Inc. (The)	105	15,880
Western Alliance Bancorp.(A)	250	14,528

		39,206

Total Financials – 9.3%		124,351

Health Care
Biotechnology – 7.8%
ACADIA Pharmaceuticals, Inc.(A)	400	8,988
Alexion Pharmaceuticals, Inc.(A)	170	18,948
BioMarin Pharmaceutical, Inc.(A)	280	22,700
Gilead Sciences, Inc.	340	25,633
Incyte Corp.(A)	107	8,916
Shire Pharmaceuticals Group plc ADR	130	19,421

		104,606

Health Care Equipment – 4.4%
DexCom, Inc.(A)	215	15,944
Medtronic plc	140	11,231
Penumbra, Inc.(A)	80	9,252
Tactile Systems Technology, Inc.(A)	270	8,586
Zimmer Holdings, Inc.	130	14,175

		59,188

Health Care Services – 1.2%
Teladoc, Inc.(A)	410	16,523

Health Care Supplies – 2.7%
Align Technology, Inc.(A)	58	14,566
OrthoPediatrics Corp.(A)	123	1,850
Stryker Corp.	120	19,310

		35,726

Health Care Technology – 0.2%
Tabula Rasa HealthCare, Inc.(A)	55	2,134

Pharmaceuticals – 3.5%
AbbVie, Inc.	40	3,786
Allergan plc	70	11,780
Jazz Pharmaceuticals plc(A)	213	32,086

		47,652

Total Health Care – 19.8%		265,829

Industrials
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	45	15,207
Northrop Grumman Corp.	31	10,718

		25,925

Air Freight & Logistics – 3.3%
Air Transport Services Group, Inc.(A)	140	3,265
FedEx Corp.	95	22,810
XPO Logistics, Inc.(A)	185	18,835

		44,910

Construction Machinery & Heavy Trucks – 3.2%
PACCAR, Inc.	155	10,257
WABCO Holdings, Inc.(A)	138	18,407
Westinghouse Air Brake Technologies Corp.	170	13,838

		42,502

Industrial Machinery – 1.4%
Gates Industrial Corp. plc(A)	300	5,253
Woodward, Inc.	190	13,615

		18,868

Railroads – 1.5%
Kansas City Southern	180	19,773

Trucking – 0.6%
Schneider National, Inc., Class B		300	7,818

Total Industrials – 11.9%			159,796

Information Technology
Application Software – 1.4%
8x8, Inc.(A)		375	6,994
Ellie Mae, Inc.(A)		132	12,136

			19,130

Communications Equipment – 0.8%
Arista Networks, Inc.(A)		39	9,957

Data Processing & Outsourced Services – 1.6%
MasterCard, Inc., Class A		95	16,640
Visa, Inc., Class A		43	5,144

			21,784

Home Entertainment Software – 1.1%
Electronic Arts, Inc.(A)		125	15,155

Semiconductor Equipment – 1.5%
Applied Materials, Inc.		365	20,298

Semiconductors – 9.8%
Analog Devices, Inc.		215	19,593
Broadcom Corp., Class A		140	32,991
Integrated Device Technology, Inc.(A)		360	11,002
Intel Corp.		515	26,821
QUALCOMM, Inc.		280	15,515
Texas Instruments, Inc.		135	14,025
Xilinx, Inc.		155	11,197

			131,144

Systems Software – 6.0%
Microsoft Corp.		800	73,016
ServiceNow, Inc.(A)		45	7,445

			80,461

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.		370	62,078

Total Information Technology – 26.8%			360,007

Utilities
Electric Utilities – 0.9%
Duke Energy Corp.		150	11,620

Water Utilities – 0.3%
Evoqua Water Technologies Corp.(A)		185	3,939

Total Utilities – 1.2%			15,559

TOTAL COMMON STOCKS – 99.7%			$1,338,957
(Cost: $1,103,933)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Church & Dwight Co., Inc.,
Call $55.00, Expires 4-20-18	1,000	100	8
Cisco Systems, Inc.,
Call $45.00, Expires 4-20-18	600	60	13

Las Vegas Sands, Inc.,
Call $75.00, Expires 5-18-18	400	40	86
Medtronic plc,
Call $85.00, Expires 4-20-18	500	50	9
Pinnacle Foods, Inc.,
Call $60.00, Expires 6-15-18	181	18	26
Visa, Inc., Class A,
Call $121.00, Expires 4-20-18	250	25	52

TOTAL PURCHASED OPTIONS – 0.0%			$194
(Cost: $288)

SHORT-TERM SECURITIES		Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18(C)		$842	842

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.810%, 4-7-18(C)		2,000	2,000

TOTAL SHORT-TERM SECURITIES – 0.2%			$2,842
(Cost: $2,842)

TOTAL INVESTMENT SECURITIES – 99.9%			$1,341,993
(Cost: $1,107,063)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.1%			926

NET ASSETS – 100.0%			$1,342,919

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Cash of $2 and all or a portion of securities with an aggregate value of $1,378 have been pledged as collateral on open futures contracts.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-Mini	Short	20	6-15-18	1	$(2,643)	$14

The following written options were outstanding at March 31, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	N/A	Call	300	30	April 2018	$177.50	$36	$(32)
Boeing Co. (The)	N/A	Put	300	30	April 2018	300.00	96	(69)
Costco Wholesale Corp.	N/A	Call	200	20	May 2018	200.00	27	(26)
Electronic Arts, Inc.	N/A	Call	250	25	April 2018	134.00	28	(31)
MasterCard, Inc., Class A	N/A	Put	300	30	April 2018	172.50	46	(95)
	N/A	Call	200	20	April 2018	182.50	27	(27)
McDonalds Corp.	N/A	Call	200	20	April 2018	165.00	28	(15)
Microsoft Corp.	N/A	Call	350	35	May 2018	100.00	40	(38)
Northrop Grumman Corp.	N/A	Call	100	10	April 2018	370.00	45	(32)
PayPal, Inc.	N/A	Put	500	50	April 2018	77.00	43	(135)
Shire Pharmaceuticals Group plc ADR	N/A	Call	200	20	May 2018	175.00	49	(37)
Walmart, Inc.	N/A	Put	800	80	April 2018	85.00	86	(25)
	N/A	Put	500	50	May 2018	85.50	46	(46)
Wynn Resorts Ltd.	N/A	Put	250	25	April 2018	170.00	45	(41)
	N/A	Call	200	20	April 2018	195.00	28	(29)
							$670	$(678)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,338,957	$—	$—
Purchased Options	194	—	—
Short-Term Securities	—	2,842	—
Total	$1,339,151	$2,842	$—
Futures Contracts	$14	$—	$—
Liabilities
Written Options	$615	$63	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,107,063

Gross unrealized appreciation	281,985
Gross unrealized depreciation	(47,055)

Net unrealized appreciation	$234,930

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Wilshire Global Allocation Fund (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)	—	*	$—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H(A)(B)(C)(D)(E)	73		300
Media Group Holdings LLC, Series T(A)(B)(C)(D)(E)	9		458

			758

Total Consumer Discretionary – 0.1%			758

TOTAL COMMON STOCKS – 0.1%			$758
(Cost: $70,033)
AFFILIATED MUTUAL FUNDS
Ivy Advantus Bond Fund, Class N	11,940		126,206
Ivy Apollo Strategic Income Fund, Class N	5,495		55,003
Ivy Bond Fund, Class N	9,013		54,800
Ivy Core Equity Fund, Class N	2,958		48,843
Ivy Emerging Markets Equity Fund, Class N	6,215		139,332
Ivy European Opportunities Fund, Class N	1,953		64,662
Ivy Government Securities Fund, Class N	28,312		150,056
Ivy IG International Small Cap Fund, Class N	6,971		89,851
Ivy International Core Equity Fund, Class N	15,527		313,030
Ivy Large Cap Growth Fund, Class N	2,774		66,322
Ivy LaSalle Global Real Estate Fund, Class N	2,385		24,847
Ivy Mid Cap Growth Fund, Class N	1,278		33,251
Ivy Mid Cap Income Opportunities Fund, Class N	2,360		32,516
Ivy Pictet Emerging Markets Local Currency Debt Fund, Class N	4,981		47,622
Ivy Pictet Targeted Return Bond Fund, Class N	7,821		78,366
Ivy PineBridge High Yield Fund, Class N	3,208		31,282
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	1,647		16,424
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	7,240		80,505
Ivy Small Cap Core Fund, Class N	794		15,838
Ivy Small Cap Growth Fund, Class N	692		16,945
Ivy Value Fund, Class N	4,722		110,723

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%			$1,596,424
(Cost: $1,522,974)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D, 0.000%, 12-31-20(F)	$7,285	3,330

Total Consumer Discretionary – 0.2%		3,330

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,330
(Cost: $5,920)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18(G)	7,065	7,065

Municipal Obligations – 0.1%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 1.560%, 4-7-18(G)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 0.5%		$9,065
(Cost: $9,065)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,609,577
(Cost: $1,607,992)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,458

NET ASSETS – 100.0%		$1,611,035

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At March 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	$50,896	$300
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,137	458
			$70,033	$758

The total value of these securities represented 0.0% of net assets at March 31, 2018.

(C)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Zero coupon bond.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$758
Affiliated Mutual Funds	1,596,424	—	—
Corporate Debt Securities	—	3,330	—
Short-Term Securities	—	9,065	—
Total	$1,596,424	$12,395	$758

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

BASIS FOR CONSOLIDATION OF THE WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as a investment vehicle for the Fund. The Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company, confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2018 of the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF III (SBP), LLC	4-9-13	4-23-13	1,611,035	817	0.05%

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Municipal Curve

GTD = Guaranteed

FHLMC = Federal Home Loan Mortgage Corp.

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,607,922

Gross unrealized appreciation	83,276
Gross unrealized depreciation	(81,691)

Net unrealized appreciation	$1,585

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds (Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 29, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2018